8. Project Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 97,883	$ 125,582	$ 121,520
Cost of revenue	90,693	114,525	111,428
PV project assets and pre-development solar projects [Member]
Revenues	6,728	26,603	6,042
Cost of revenue	7,703	23,418	6,229
Certain project assets [Member]
Project impairment loss	$ 2,455	$ 0	$ 687